Shareholder Fees	Jan. 03, 2022
First Trust Active Factor Large Cap ETF | First Trust Active Factor Large Cap ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none